PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Property Equipment And Intangible Assets [Abstract]
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET
4.
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2021	2022
	US$	US$
Electronic Equipment	6,292,614	6,897,897
Office Equipment	391,223	798,279
Leasehold improvement	752,194	1,748,345
Software	367,853	1,346,872
Less: accumulated depreciation	(2,661,241)	(4,481,910)
Property and equipment, net	5,142,643	6,309,483
Licenses	8,677,136	10,004,563
Trademark	128,281	118,524
Trading right	128,212	128,180
Less: accumulated amortization	(44,620)	(56,685)
Intangible assets, net	8,889,009	10,194,582
Total	14,031,652	16,504,065

Depreciation and amortization expenses for the years ended December 31, 2020, 2021 and 2022 were US$928,414, US$1,338,968 and US$2,749,144, respectively.

The estimated amortization expenses for the above intangible assets for future years are as follows:

Years ending December 31,	Amortization for Intangible Assets
US$
2023	15,460
2024	15,460
2025	15,460
2026	15,460
Total	61,840